Feb. 28, 2015
FEDERATED TAX-FREE TRUST
A Portfolio of Money Market Obligations Trust
SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2015

1. MODIFICATION OF INVESTMENT STRATEGY
Federated Investment Management Company (the "Adviser") has determined that Federated Tax-Free Trust (the "Fund"), a series of Money Market Obligations Trust (the "Trust"), will modify its investment portfolio and strategy so that the Fund will hold only securities with remaining maturities of seven days or less.

Gradual Transition of the Portfolio

It is anticipated that on or about November 16, 2015, the Fund will begin to gradually limit its investments to shorter-term securities, and that by October 14, 2016, the effective date for the relevant amendments to Rule 2a-7 under the Investment Company Act of 1940, the Fund will invest only in investments maturing in seven days or less.

The Adviser will begin to gradually implement changes to the Fund's portfolio in order to provide the most efficient transition.

Because the yields on shorter-term securities generally may be expected to be lower than the yields on longer-term securities, the Fund's yield would decrease as more assets are invested in shorter-term securities without a reduction in expenses or waivers by the Adviser, and certain of its affiliates. The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses, as outlined in this supplement to the Fund's prospectus.

2. DESIGNATION OF EXISTING SHARES

Effective on or about February 26, 2016, the Fund's existing shares will be designated as Premier Shares.

3. REDUCTION IN MANAGEMENT FEE

Effective September 30, 2015, the Fund's management fee was reduced to 0.20%. Under the heading entitled "Risk/Return Summary: Fees and Expenses," please delete the Fee Table and Example and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.34%[2]
Total Annual Fund Operating Expenses[1]	0.54%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.21%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund may incur or charge certain service fees (shareholder services/account administration fees) of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the Fund. The Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the "Trustees").
3	Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund's average daily net assets. In addition, effective September 30, 2015, the Adviser and its affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.21% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are based on the contractual limitation as described above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$53
3 Years	$167
5 Years	$291
10 Years	$653